Note G - Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Pension Plan		Postretirement Plan
	2013	2012	2013	2012
Accumulated benefit obligation at end of year	$57,632	$65,427	$19,794	$23,794
Change in benefit obligation:
Benefit obligation at beginning of year	$81,148	$72,325	$23,794	$24,094
Service cost	3,144	3,188	1,153	1,156
Interest cost	2,851	2,803	724	871
Settlement	191	263	--	--
Benefits paid	(11,371)	(6,974)	(1,370)	(1,324)
Effect of foreign Exchange	--	--	(68)	24
Actuarial (gain) Loss	(5,328)	9,543	(4,439)	(1,027)
Benefit obligation at end of year	$70,635	$81,148	$19,794	$23,794

	Pension Plan		Postretirement Plan
	2013	2012	2013	2012

Change in plan assets:
Fair value of plan assets at beginning of year	$73,631	$65,754	--	--
Actual return on plan assets	4,429	7,651	--	--
Employer contributions	4,200	7,200	1,370	1,324
Benefits paid	(11,371)	(6,974)	(1,370)	(1,324)
Fair value of plan assets at end of year	70,889	73,631	--	--
Funded status at end of year	$254	$(7,517)	$(19,794)	$(23,794)

Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent assets	$254	$--	$--	$--
Total assets	$254	$--	$--	$--
Current liabilities	$--	$--	$(1,401)	$(1,395)
Noncurrent liabilities	--	(7,517)	(18,393)	(22,399)
Total liabilities	$--	$(7,517)	$(19,794)	$(23,794)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (gain)	$24,295	$35,029	$(11,871)	$(8,154)
Deferred tax (benefit) expense	(9,496)	(13,434)	4,471	3,160
After tax actuarial loss (gain)	$14,799	$21,595	$(7,400)	$(4,994)

Components of net periodic benefit cost:
Service cost	$3,144	$3,188	$1,153	$1,156
Interest cost	2,851	2,803	724	871
Expected return on plan assets	(5,080)	(4,591)	--	--
Recognized actuarial loss (gain)	2,080	2,441	(723)	(647)
Settlement loss	4,169	2,935	--	--
Net periodic benefit cost	$7,164	$6,776	$1,154	$1,380

Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net (gain) loss	$(10,374)	$1,371	$(3,717)	$(384)
Total (income) expense recognized in net periodic benefit cost and other comprehensive income	$(3,570)	$8,147	$(2,563)	$996

Schedule of Assumptions Used [Table Text Block]
	Pension Plan		Postretirement Plan
	2013	2012	2013	2012
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	4.30%	3.40%	4.50%	3.20%
Rate of compensation increase	3.50%	3.50%	--	--
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.30%	4.00%	3.20%	3.76%
Expected long-term rate of return on plan assets	7.00%	7.00%	--	--
Rate of compensation increase	3.50%	3.50%	--	--

Schedule of Allocation of Plan Assets [Table Text Block]
2013	$	%
Level 1
Equity	$21,795	31%
Fixed Income	919	1%
Mutual Funds	5,031	7%
Money Fund	2,043	3%
Cash	90	0%
Total Level 1	29,878	42%
Level 2
Fixed Income	35,540	50%
Money Fund	5,471	8%
Total Level 2	41,011	58%
Level 3
Total Level 3	--	--
Total fair value of Plan assets	$70,889	100%

2012	$	%
Level 1
Equity	$27,628	38%
Fixed Income	39,778	54%
Balanced	6,210	8%
Cash	15	--
Total Level 1	73,631	100%
Level 2
Total Level 2	--	--
Level 2
Total Level 3	--	--
Total fair value of Plan assets	$73,631	100%

Schedule of Expected Benefit Payments [Table Text Block]
	2014	2015	2016	2017	2018	Thereafter
Pension	$3,923	$4,337	$4,753	$5,409	$5,802	$29,982
Postretirement	1,432	1,399	1,412	1,466	1,561	8,454